TAXES ON INCOME (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Beginning balance	$ 2,373	$ 2,160
Decreases in tax positions for prior years	(406)	(304)
Increases related to tax positions taken during prior years	40	18
Increase related to tax positions taken during the current year	485	499
Ending balance	$ 2,492	$ 2,373